N-4	Apr. 17, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	ALLIANZ LIFE VARIABLE ACCOUNT B
Entity Central Index Key	0000836346
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2024
Amendment Flag	false
Allianz Index Advantage ADV
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Prospectus Location
Charges for Early Withdrawals
If you withdraw money from the Index Options within six years of your last Purchase
Payment, you will be assessed a withdrawal charge of up to 6.5% of the Purchase Payment withdrawn, declining to 0% over that time period. There is no withdrawal charge applicable to amounts withdrawn from the Variable Options. For example, if you invest $100,000 in the
Contract and make an early withdrawal, you could pay a withdrawal charge of up to $6,500.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Precision Strategy, Index Guard
Strategy, and Index Performance Strategy Index Option on a date other than the Term End
Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The
Daily Adjustment also applies if before the Term End Date you execute a Performance
Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses. The Daily Adjustment may be negative, and you will lose money if the Daily
Adjustment is negative.

•Index Precision Strategy, Index Guard Strategy, and Index Performance
Strategy. Daily Adjustments under these Crediting Methods may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss. In extreme circumstances, a negative Daily Adjustment could result in a loss beyond the protection of the 10% or 20% Buffer, or -10% Floor, as applicable. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision
Strategy and Index Performance Strategy; and -35% for the Index Guard Strategy.

•Index Protection Strategy. This Crediting Method is not subject to the Daily
Adjustment.
Fee Tables 4. Valuing Your Contract 6. Expenses Appendix B – Daily Adjustment
Transaction Charges
In addition to withdrawal charges, and Daily Adjustments that may apply to withdrawals and other transactions from the Index Precision Strategy, Index Guard Strategy, and Index
Performance Strategy Index Options, we will also charge you a fee of $25 per transfer after you exceed 12 transfers between Variable Options in a Contract Year.
Fee Tables 6. Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any financial adviser fees paid to a
Financial Professional from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix F – Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.26%	0.26%
	Investment Options(2) (Fund fees and expenses)	0.68%	0.88%
	Optional Benefits Available for an Additional Charge(3) (for a single optional benefit, if elected)	0.20%	0.20%
	(1) As a percentage of the Charge Base, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of a Fund's average daily net assets.
	(3) As a percentage of the Charge Base. This is the current charge for the Maximum Anniversary Value Death Benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which if taken from the
Index Options could be subject to a withdrawal charge, and if taken from the Index
Precision Strategy, Index Guard Strategy, and Index Performance Strategy Index
Options could result in substantial losses due to the application of negative Daily
Adjustments.

Lowest Annual Cost: $899	Highest Annual Cost: $1,261

Assumes:
•Investment of $100,000
•Least expensive Variable Option fees and
expenses
•5% annual appreciation
•Traditional Death Benefit
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Assumes:
•Investment of $100,000
•Most expensive Variable Option fees and
expenses
•5% annual appreciation
•Maximum Anniversary Value Death
Benefit with a 0.20% rider fee
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Index Options within six years of your last Purchase
Payment, you will be assessed a withdrawal charge of up to 6.5% of the Purchase Payment withdrawn, declining to 0% over that time period. There is no withdrawal charge applicable to amounts withdrawn from the Variable Options. For example, if you invest $100,000 in the
Contract and make an early withdrawal, you could pay a withdrawal charge of up to $6,500.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Precision Strategy, Index Guard
Strategy, and Index Performance Strategy Index Option on a date other than the Term End
Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The
Daily Adjustment also applies if before the Term End Date you execute a Performance
Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses. The Daily Adjustment may be negative, and you will lose money if the Daily
Adjustment is negative.

•Index Precision Strategy, Index Guard Strategy, and Index Performance
Strategy. Daily Adjustments under these Crediting Methods may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss. In extreme circumstances, a negative Daily Adjustment could result in a loss beyond the protection of the 10% or 20% Buffer, or -10% Floor, as applicable. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision
Strategy and Index Performance Strategy; and -35% for the Index Guard Strategy.

•Index Protection Strategy. This Crediting Method is not subject to the Daily
Adjustment.
Fee Tables 4. Valuing Your Contract 6. Expenses Appendix B – Daily Adjustment

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.50%
Surrender Charge Example Maximum [Dollars]	$ 6,500
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, and Daily Adjustments that may apply to withdrawals and other transactions from the Index Precision Strategy, Index Guard Strategy, and Index
Performance Strategy Index Options, we will also charge you a fee of $25 per transfer after you exceed 12 transfers between Variable Options in a Contract Year.
Fee Tables 6. Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any financial adviser fees paid to a
Financial Professional from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix F – Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.26%	0.26%
	Investment Options(2) (Fund fees and expenses)	0.68%	0.88%
	Optional Benefits Available for an Additional Charge(3) (for a single optional benefit, if elected)	0.20%	0.20%
	(1) As a percentage of the Charge Base, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of a Fund's average daily net assets.
	(3) As a percentage of the Charge Base. This is the current charge for the Maximum Anniversary Value Death Benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which if taken from the
Index Options could be subject to a withdrawal charge, and if taken from the Index
Precision Strategy, Index Guard Strategy, and Index Performance Strategy Index
Options could result in substantial losses due to the application of negative Daily
Adjustments.

Lowest Annual Cost: $899	Highest Annual Cost: $1,261

Assumes:
•Investment of $100,000
•Least expensive Variable Option fees and
expenses
•5% annual appreciation
•Traditional Death Benefit
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Assumes:
•Investment of $100,000
•Most expensive Variable Option fees and
expenses
•5% annual appreciation
•Maximum Anniversary Value Death
Benefit with a 0.20% rider fee
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.26%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.26%
Base Contract (N-4) Footnotes [Text Block]	(1)As a percentage of the Charge Base, plus an amount attributable to the contract maintenance charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.68%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.88%
Investment Options Footnotes [Text Block]	(2)As a percentage of a Fund's average daily net assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.20%
Optional Benefits Footnotes [Text Block]	(3)As a percentage of the Charge Base. This is the current charge for the Maximum Anniversary Value Death Benefit.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which if taken from the
Index Options could be subject to a withdrawal charge, and if taken from the Index
Precision Strategy, Index Guard Strategy, and Index Performance Strategy Index
Options could result in substantial losses due to the application of negative Daily
Adjustments.

Lowest Annual Cost: $899	Highest Annual Cost: $1,261

Assumes:
•Investment of $100,000
•Least expensive Variable Option fees and
expenses
•5% annual appreciation
•Traditional Death Benefit
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Assumes:
•Investment of $100,000
•Most expensive Variable Option fees and
expenses
•5% annual appreciation
•Maximum Anniversary Value Death
Benefit with a 0.20% rider fee
•No additional Purchase Payments,
transfers, or withdrawals
•No financial adviser fees

Lowest Annual Cost [Dollars]	$ 899
Highest Annual Cost [Dollars]	$ 1,261
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal and previous earnings.	Risk Factors
Not a Short-Term Investment
• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.
• If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal from the Index Options (including financial adviser fees that you choose to have us pay from this Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive.
Withdrawals may reduce or end Contract guarantees.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Credit. For Index Precision Strategy, Index Guard Strategy, and
Index Performance Strategy Index Options, we apply a Daily Adjustment if, before the
Term End Date, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.
• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to
zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit
Value by more than the value withdrawn and could end the Traditional Death Benefit.
Risk Factors 4. Valuing Your Contract 10. Death Benefit Appendix B – Daily Adjustment
Risks Associated with Investment Options
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Options and the Index Options available under the Contract.
• Each Variable Option and Index Option have their own unique risks.
• You should review each Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
Risk Factors
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength. More information about Allianz Life, including our financial strength ratings, is available upon request by visiting
www.allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.
Risk Factors

Investment Restrictions [Text Block]	• Certain Index Options may not be available under your Contract.• The first 12 transfers between Variable Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the Variable Options are also subject to policies designed to deter excessively frequent transfers and market timing.• We only allow assets to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries as discussed in section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.• You can typically transfer Index Option Value only on Term End Dates. However, you can transfer assets out of a 3-year Term Index Option before the Term End Date by executing a Performance Lock as discussed in section 4, Valuing Your Contract – Performance Locks.• We do not allow assets to move into an established Index Option until the Term End Date. If you request to allocate a Purchase Payment into an established Index Option on an Index Anniversary that is not a Term End Date, we will allocate those assets to the same Index Option with a new Term Start Date.• We do not accept additional Purchase Payments during the Annuity Phase.• We reserve the right to close or substitute the Fund in which the Variable Option invests. We also reserve the right to substitute Indexes either on a Term Start Date or during a Term. We also reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis.
Optional Benefit Restrictions [Text Block]	• The optional Maximum Anniversary Value Death Benefit may not be modified. Withdrawals may reduce the Maximum Anniversary Value Death Benefit’s Guaranteed Death Benefit Value by more than the value withdrawn and will end the Maximum Anniversary Value Death Benefit if the withdrawals reduce both the Contract Value and Guaranteed Death Benefit Value to zero.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.• If you purchased the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit under the Contract.• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax if withdrawn before age 59 1∕2.
Investment Professional Compensation [Text Block]	We do not pay sales commissions in connection with sales of the Contracts. Rather, you pay an investment advisory fee to your Financial Professional. We do not set your investment advisory fee or receive any part of it. However, Financial Professionals and their managers may be eligible for benefits from us or our wholly-owned subsidiary distributor, such as production incentive bonuses, insurance benefits, and non-cash compensation items. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. Transaction ExpensesWithdrawal Charge Applicable to the Index Options During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	6.5%
1	6%
2	5%
3	4%
4	3%
5	2%
6 years or more	0%
Transfer Fee(3)	$25
(for each transfer between Variable Options after twelve in a Contract Year)
	Index Precision Strategy and Index Performance Strategy	Index Guard Strategy
Daily Adjustment Maximum Potential Loss	99%	35%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(4)
(1)The withdrawal charge does not apply to withdrawals from the Variable Options. The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually from the Index Options without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.(3)We count all transfers made in the same Business Day as one transfer, as discussed in section 6, Expenses – Transfer Fee. The transfer fee does not apply to transfers to or from the Index Options and these transfers do not count against your free transfers. Transfers are subject to the policies discussed in section 5, Variable Options – Excessive Trading and Market Timing.(4)This shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10% or 20% Buffer, or -10% Floor. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix B.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you purchased the optional Maximum Anniversary Value Death Benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Charge Base)	0.25%
Optional Benefit Expenses – Maximum Anniversary Value Death Benefit (as a percentage of the Charge Base)	0.20%
(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).(2)Referred to as the “product fee” in the Contract and elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Product Fee).The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix F – Funds Available Under the Contract. Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.68%	0.88%

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. Transaction ExpensesWithdrawal Charge Applicable to the Index Options During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	6.5%
1	6%
2	5%
3	4%
4	3%
5	2%
6 years or more	0%
Transfer Fee(3)	$25
(for each transfer between Variable Options after twelve in a Contract Year)
	Index Precision Strategy and Index Performance Strategy	Index Guard Strategy
Daily Adjustment Maximum Potential Loss	99%	35%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(4)
(1)The withdrawal charge does not apply to withdrawals from the Variable Options. The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually from the Index Options without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.(3)We count all transfers made in the same Business Day as one transfer, as discussed in section 6, Expenses – Transfer Fee. The transfer fee does not apply to transfers to or from the Index Options and these transfers do not count against your free transfers. Transfers are subject to the policies discussed in section 5, Variable Options – Excessive Trading and Market Timing.(4)This shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10% or 20% Buffer, or -10% Floor. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix B.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.50%
Deferred Sales Load, Footnotes [Text Block]	The withdrawal charge does not apply to withdrawals from the Variable Options. The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually from the Index Options without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	We count all transfers made in the same Business Day as one transfer, as discussed in section 6, Expenses – Transfer Fee. The transfer fee does not apply to transfers to or from the Index Options and these transfers do not count against your free transfers. Transfers are subject to the policies discussed in section 5, Variable Options – Excessive Trading and Market Timing.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you purchased the optional Maximum Anniversary Value Death Benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Charge Base)	0.25%
Optional Benefit Expenses – Maximum Anniversary Value Death Benefit (as a percentage of the Charge Base)	0.20%
(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).(2)Referred to as the “product fee” in the Contract and elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Product Fee).The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix F – Funds Available Under the Contract. Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.68%	0.88%

Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).
Base Contract Expense (of Other Amount), Current [Percent]	0.25%
Base Contract Expense, Footnotes [Text Block]	(2)Referred to as the “product fee” in the Contract and elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Product Fee).
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.68%	0.88%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.68%
Portfolio Company Expenses Maximum [Percent]	0.88%
Surrender Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Maximum Fund expense	$7,850	$9,199	$10,260	$15,949
Minimum Fund expense	$7,648	$8,579	$9,201	$13,693

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,850
Surrender Expense, 1 Year, Minimum [Dollars]	7,648
Surrender Expense, 3 Years, Maximum [Dollars]	9,199
Surrender Expense, 3 Years, Minimum [Dollars]	8,579
Surrender Expense, 5 Years, Maximum [Dollars]	10,260
Surrender Expense, 5 Years, Minimum [Dollars]	9,201
Surrender Expense, 10 Years, Maximum [Dollars]	15,949
Surrender Expense, 10 Years, Minimum [Dollars]	$ 13,693
Annuitize Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Maximum Fund expense	N/A*	$4,199	$7,260	$15,949
Minimum Fund expense	N/A*	$3,579	$6,201	$13,693

Annuitized Expense, 3 Years, Maximum [Dollars]	$ 4,199
Annuitized Expense, 3 Years, Minimum [Dollars]	3,579
Annuitized Expense, 5 Years, Maximum [Dollars]	7,260
Annuitized Expense, 5 Years, Minimum [Dollars]	6,201
Annuitized Expense, 10 Years, Maximum [Dollars]	15,949
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 13,693
No Surrender Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Maximum Fund expense	$1,350	$4,199	$7,260	$15,949
Minimum Fund expense	$1,148	$3,579	$6,201	$13,693

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,350
No Surrender Expense, 1 Year, Minimum [Dollars]	1,148
No Surrender Expense, 3 Years, Maximum [Dollars]	4,199
No Surrender Expense, 3 Years, Minimum [Dollars]	3,579
No Surrender Expense, 5 Years, Maximum [Dollars]	7,260
No Surrender Expense, 5 Years, Minimum [Dollars]	6,201
No Surrender Expense, 10 Years, Maximum [Dollars]	15,949
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 13,693
Item 5. Principal Risks [Table Text Block]	Risk FactorsThe Contract involves certain risks that you should understand before investing. You should carefully consider your income needs and risk tolerance to determine whether the Contract is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Allocation Options you choose. Liquidity Risks We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your total Index Option Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. (For more information on the withdrawal charge, see the Fee Tables and section 6, Expenses – Withdrawal Charge.) We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $10,000 allocated to an Index Option. If your Contract Value in the 5th year is $8,000 and you take a full withdrawal a 3% withdrawal charge applies. The total withdrawal charge would be $300 (3% of $10,000). As this is a full withdrawal, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,650. In addition, upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period for amounts withdrawn from the Index Options, including amounts previously withdrawn under the free withdrawal privilege. However, we do not apply withdrawal charges to amounts withdrawn from the Variable Options. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Index Option Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for prior withdrawals from the Variable Options, prior Penalty-Free Withdrawals, and Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.We only apply Credits to the Index Options once each Term on the Term End Date, rather than on a daily basis. In the interim, we calculate Index Option Values based on the Daily Adjustment for each Index Option with the Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy. The Index Protection Strategy Index Options and the Variable Options are not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10% or 20% Buffer, or -10% Floor that would have been available on the Term End Date, and losses could exceed the protection offered by the 10% or 20% Buffer, or -10% Floor. You will receive a Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.You can transfer Index Option Value to the Variable Options only on every sixth Index Anniversary, and you can transfer Index Option Value among the Index Options only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. Additionally, you can transfer assets out of a 3-year Index Option before the Term End Date only by executing a Performance Lock. Once an Index Option is locked, you can transfer assets out of it on the Index Anniversary that occurs on or immediately after the Lock Date. For a 3-year Term Index Option this means you can transfer out of the locked Index Option before the Term End Date only by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.Risks of Investing in Securities Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the available Allocation Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Allocation Options are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Depending on your individual circumstances (e.g., your selected Index Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional. If you allocate Purchase Payments or transfer Contract Value to an Index Option, your returns depend on the performance of an Index although you are not directly invested in the Index. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, EURO STOXX 50® and iShares® MSCI Emerging Markets ETF are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities. S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies. Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). EURO STOXX 50®. EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone. The securities comprising EURO STOXX 50® are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty), and are significantly affected by the European markets and actions of the European Union.iShares® MSCI Emerging Markets ETF. The iShares® MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. The underlying index may include large-and mid-capitalization companies. iShares® MSCI Emerging Markets ETF is an exchange-traded fund. The performance of the iShares® MSCI Emerging Markets ETF may not replicate the performance of, and may underperform the underlying index. The price of the iShares® MSCI Emerging Markets ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI Emerging Markets ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Additional information about iShares® MSCI Emerging Markets ETF is available on the SEC’s website at www.sec.gov and copies of that information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: www.publicinfo@sec.gov. Please note that this information is not prepared by us and may be intended for shareholders of the ETF. You will not be a shareholder of the ETF by investing in an Index Option that is linked to the performance of the ETF. You may also request additional information about the ETF from our Service Center or your Financial Professional.Risk of Negative Returns The Variable Options do not provide any protection against loss of principal. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Variable Options and such losses could be significant.If you allocate Purchase Payments or transfer Contract Value to an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, negative Index Returns may cause Performance Credits to be either negative after application of the 10% or 20% Buffer, or negative down to the -10% Floor. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, and such losses could be significant. If you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Protection Strategy you can also lose principal and previous earnings if you do not receive the DPSC, or if the Contract fees and expenses are greater than the DPSC. The maximum potential negative Performance Credit for the Index Precision Strategy, and Index Performance Strategy is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; and if the Buffer is 20%, the maximum negative Performance Credit is -80%. The maximum potential negative Performance Credit for the Index Guard Strategy is the -10% Floor. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, a negative Daily Adjustment, or a deduction of Contract fees and expenses.The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date for each Index Option with the Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy. The Index Protection Strategy Index Options and the Variable Options are not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge and Charge Base for the product and rider fees. The Daily Adjustment can be less than the Precision Rate or Cap even if the current Index return during the Term is greater than the Precision Rate or Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. The Daily Adjustment is generally negatively affected by: • interest rate decreases,• dividend rate increases,• poor market performance, and• the expected volatility of Index prices. Increases in the expected volatility of Index prices negatively affect the Index Precision Strategy and Index Performance Strategy 1-year Term Index Options, while decreases in the expected volatility of Index prices negatively affect the Index Guard Strategy. For the Index Performance Strategy 3-year Term Index Options, increases in the expected volatility of Index prices can be positive when Caps are higher or if an Index Option is uncapped.The Daily Adjustment for 3-year Term Index Options may be more negatively impacted by changes to interest rates, dividend rates, market performance and the expected volatility of Index prices than 1-year Term Index Options because the longer Term length amplifies the impact of these market parameters on the expected Index Option Value at the Term End Date. For shorter Term lengths, there is more certainty in both the final Index Values and how Precision Rates, Caps, Buffers, and Floors determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment for these Index Options could result in losses greater than the protection provided by the 10% or 20% Buffer, or -10% Floor. In extreme circumstances, the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision Strategy and Index Performance Strategy; and -35% for the Index Guard Strategy. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or a deduction of Contract fees and expenses.Managed Volatility Variable Option Risk As described in more detail in the Variable Options’ prospectuses, certain Variable Options affiliated with us employ a managed volatility strategy that is intended to reduce the Variable Option’s overall volatility and downside risk. A Variable Option’s managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Variable Option without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Variable Options that employ a managed volatility strategy are identified in Appendix F – Funds Available Under the Contract.Risks Associated with Calculation of CreditsWe calculate Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. If you allocate Purchase Payments or transfer Contract Value to the Index Options with Index Protection Strategy, positive returns are limited by the DPSCs. You are not subject, however, to potential negative Credits. The Precision Rates on the Index Precision Strategy Index Options, and the Caps on the Index Guard Strategy and Index Performance Strategy Index Options also limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index, or the Variable Options. For the Index Performance Strategy, we apply the Cap for the entire Term length; we do not apply the Cap annually on a 3-year Term Index Option.The Index Options do not directly participate in the returns of the Indexes or the Indexes’ component securities, and do not receive any dividends payable on these securities. Index returns would be higher if they included the dividends from the component securities. The past ten years of actual average of the annual Index returns without and with dividends would have been as follows:
January 1, 2014 through December 31, 2023
	S&P 500® Index	Nasdaq-100® Index	Russell 2000® Index	EURO STOXX 50®	iShares® MSCI Emerging Markets ETF
Returns without dividends	11.02%	19.57%	6.76%	4.60%	1.04%
Returns with dividends	13.09%	20.79%	8.19%	8.10%	3.22%
DPSCs, Precision Rates, and Caps may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to DPSCs, Precision Rates, and Caps may significantly affect the Credit you receive. For more information, see the “Risks Associated with Changes to Declared Protection Strategy Credits (DPSCs), Precision Rates, and Caps” discussion later in this section. The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.Risks Associated with Performance Locks If a Performance Lock is executed: • You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date.• You will not receive a Performance Credit on any locked Index Option on the Term End Date.• We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock or a target is reached.• If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so. We will not warn you if you execute a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.

Risks Associated with Substitution of an Index There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. If we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Credits. We may substitute a new Index for an existing Index if: • the Index is discontinued,• we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index, or• the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities.If we add or substitute an Index, we first seek any required regulatory approval from each applicable state insurance regulator and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term, we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term: • we do not change the Charge Base we use to calculate the product and rider fees, and• the Buffers, Floors, DPSCs, Precision Rates, and Caps for the substituted Index will apply to the new Index. We do notchange the Buffers, Floors, DPSCs, Precision Rates, or Caps that were in effect on the Term Start Date.Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, Floor, and minimum DPSC, Precision Rate, or Cap will not change. Changes to DPSCs, Precision Rates, and Caps associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal DPSCs, Precision Rates, and Caps associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. For any Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, the substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a normal transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date. The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index.Risks Associated with Changes to Declared Protection Strategy Credits (DPSCs), Precision Rates, and Caps
You can only transfer Index Option Value to a Variable Option on a sixth Index Anniversary.
The 10% and 20% Buffers, and -10% Floors for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer or Floor for it on the date we add the Index Option to your Contract. For a new Index Option, the minimum Buffer is 5% and the minimum Floor is -25%. Subject to their respective minimums, we establish the initial DPSCs, Precision Rates, and Caps for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month. You should be aware that, generally, initial DPSCs, Precision Rates, and Caps could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at www.allianzlife.com/RILAratesadv and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial DPSCs, Precision Rates, and Caps may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Contract Value less final product and rider fees and contract maintenance charge. On or before the Index Effective Date, the Daily Adjustment and withdrawal charge do not apply. You may review future rates at least seven calendar days before their effectiveness at www.allianzlife.com/RILAratesadv. You (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. We can change the renewal DPSCs, Precision Rates, and Caps for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current DPSCs, Precision Rates, and Caps are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value to the Index Options, or reallocate your Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options at the renewal DPSCs, Precision Rates, and Caps that we set on the next Term Start Date, or transferring to another permitted Allocation Option, subject to the limitations on transfers from an Index Option to the Variable Options. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at www.allianzlife.com/RILAratesadv. If you do not review renewal change information when it is published, or take no action to transfer to another permitted Allocation Option, you will remain allocated to your current Index Options and will automatically become subject to the renewal DPSCs, Precision Rates, and Caps until the next Term End Date. You risk the possibility that the renewal DPSCs, Precision Rates, and Caps you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal DPSCs, Precision Rates, and Caps for the next Term. Other than on a sixth Index Anniversary when you can transfer Index Option Value to the Variable Options, when your renewal rates change the only options available to you are to transfer Index Option Value between Index Options, or take a full withdrawal (which is subject to a withdrawal charge, taxes, and may be subject to tax penalties). Initial and renewal DPSCs, Precision Rates, and Caps may vary significantly depending upon a variety of factors, including: • market volatility,• our hedging strategies and investment performance,• the availability of hedging instruments,• the amount of money available to us through Contract fees and expenses to purchase hedging instruments,• your Index Effective Date,• the level of interest rates,• utilization of Contract benefits by Owners, and• our profitability goals.Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial and renewal DPSCs, Precision Rates, and Caps cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to DPSCs, Precision Rates, and Caps. Interest rates could increase. In a rising interest rate environment, increases in DPSCs, Precision Rates, and Caps, if any, may be substantially slower than increases in interest rates. We manage our obligation to provide Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal DPSCs, Precision Rates, and Caps to reflect these cost changes. The primary factor affecting the differences in the initial DPSCs, Precision Rates, and Caps for newly issued Contracts and renewal rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made, and are being held to maturity, for existing Contracts. In some instances, we may need to reduce initial and renewal DPSCs, Precision Rates, and Caps, or we may need to substitute an Index. You bear the risk that we may reduce DPSCs, Precision Rates, and Caps, which reduces your opportunity to receive positive Credits.Risks Associated with Investment in Derivative Hedging Instruments The Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index. At Contract issue, we invest a substantial majority of the initial Contract Value allocated to the Index Options in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal DPSCs, Precision Rates, and Caps for existing Contracts.Certain Variable Options may also invest in derivative securities. For more information on these investments, see the Variable Option prospectuses.Risks of Deducting Financial Adviser Fees from the Contract If you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial advisers fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), are subject to income taxes (and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.Risks Associated with Our Financial Strength and Claims-Paying Ability We make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. We apply Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANA). Like our general account, the assets in Separate Account IANA are subject to our general business operation liabilities and the claims of our creditors, and are also subject to our financial strength and claims-paying ability. For more information on Separate Account IANA, see section 12, Other Information – Our Unregistered Separate Account.Regulatory Protections Allianz Life is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life is not an investment adviser and so is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with your Contract. Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934. The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.
Item 10. Benefits Available (N-4) [Text Block]	9. Benefits Available Under the ContractThe following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments from the Index Options each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59  1∕2.

Automatic Investment Plan (AIP)	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
• Only available during the Accumulation Phase.
• Not available to certain Qualified Contracts.
• Payments must be on a monthly or quarterly basis.
• Subject to applicable Purchase Payment
restrictions.
• We reserve the right to discontinue or modify the
program.

Optional Reallocation Program for the 1-year Term Index Options	Provides for automatic transfers among the 1-year Term Index Options to help you maintain your selected allocation percentages among these Index Options.	• Only available during the Accumulation Phase. • Not available if you select a 3-year Term Index Option. • We reserve the right to discontinue or modify the program.
Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract.
• Only available during the Accumulation Phase.
• Not available while you are participating in
minimum distribution program.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges and income taxes, and may also be
subject to a 10% additional federal tax for amounts
withdrawn before age 59 1∕2.
• We reserve the right to discontinue or modify the
program.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59  1∕2.
• We reserve the right to discontinue or modify the
program.
• See section 1 for an example of how deduction of
financial adviser fees impact the Contract.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you become confined to a skilled nursing facility or hospital.
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Year, be for at least 90 consecutive days, and
requires proof of stay.
• Requires physician certification.
• Not available if any Owner was confined to a
skilled nursing facility or hospital on the Issue
Date.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.
• State variations may apply.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 10,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, Financial Adviser Fee
Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock
Allows you to capture the current Index Option Value
during the Term for an Index Option with the Index
Precision Strategy, Index Guard Strategy, or Index
Performance Strategy. Can help eliminate doubt
about future Index performance and possibly limit the
impact of negative performance.
A Performance Lock example is included in section
4, Valuing Your Contract — Performance Locks.

• Available during the Accumulation Phase.
• Not available with the Index Protection Strategy
Index Options.
• Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or the optimal time for doing
so.
• We will not warn you if you execute a
Performance Lock at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock.

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Provides a death benefit equal to the greater of
the Contract Value, or Guaranteed Death Benefit
Value. The Guaranteed Death Benefit Value is
the Maximum Anniversary Value.
An example of the death benefit provided by the
Maximum Anniversary Value Death Benefit, and
calculation of the Maximum Anniversary Value is
included in section 10, Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in
section 1.
0.20% (as a percentage of the Charge Base)
• Must be age 75 or younger to elect.
• Can only be added to a Contract at issue.
• Replaces the Traditional Death Benefit if
elected.
• Benefit cannot be removed from the Contract.
• Only available during the Accumulation Phase.
• Withdrawals, including any negative Daily
Adjustment, may significantly reduce the
benefit as indicated in section 1, Financial
Adviser Fee Deduction Example.
• Withdrawals reduce the likelihood of lock in.
• Restrictions on Purchase Payments may limit
the benefit.
• Annuitizing the Contract will end the benefit.

Benefits Available [Table Text Block]
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments from the Index Options each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59  1∕2.

Automatic Investment Plan (AIP)	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
• Only available during the Accumulation Phase.
• Not available to certain Qualified Contracts.
• Payments must be on a monthly or quarterly basis.
• Subject to applicable Purchase Payment
restrictions.
• We reserve the right to discontinue or modify the
program.

Optional Reallocation Program for the 1-year Term Index Options	Provides for automatic transfers among the 1-year Term Index Options to help you maintain your selected allocation percentages among these Index Options.	• Only available during the Accumulation Phase. • Not available if you select a 3-year Term Index Option. • We reserve the right to discontinue or modify the program.
Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract.
• Only available during the Accumulation Phase.
• Not available while you are participating in
minimum distribution program.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges and income taxes, and may also be
subject to a 10% additional federal tax for amounts
withdrawn before age 59 1∕2.
• We reserve the right to discontinue or modify the
program.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59  1∕2.
• We reserve the right to discontinue or modify the
program.
• See section 1 for an example of how deduction of
financial adviser fees impact the Contract.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you become confined to a skilled nursing facility or hospital.
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Year, be for at least 90 consecutive days, and
requires proof of stay.
• Requires physician certification.
• Not available if any Owner was confined to a
skilled nursing facility or hospital on the Issue
Date.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.
• State variations may apply.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 10,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, Financial Adviser Fee
Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock
Allows you to capture the current Index Option Value
during the Term for an Index Option with the Index
Precision Strategy, Index Guard Strategy, or Index
Performance Strategy. Can help eliminate doubt
about future Index performance and possibly limit the
impact of negative performance.
A Performance Lock example is included in section
4, Valuing Your Contract — Performance Locks.

• Available during the Accumulation Phase.
• Not available with the Index Protection Strategy
Index Options.
• Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or the optimal time for doing
so.
• We will not warn you if you execute a
Performance Lock at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock.

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Provides a death benefit equal to the greater of
the Contract Value, or Guaranteed Death Benefit
Value. The Guaranteed Death Benefit Value is
the Maximum Anniversary Value.
An example of the death benefit provided by the
Maximum Anniversary Value Death Benefit, and
calculation of the Maximum Anniversary Value is
included in section 10, Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in
section 1.
0.20% (as a percentage of the Charge Base)
• Must be age 75 or younger to elect.
• Can only be added to a Contract at issue.
• Replaces the Traditional Death Benefit if
elected.
• Benefit cannot be removed from the Contract.
• Only available during the Accumulation Phase.
• Withdrawals, including any negative Daily
Adjustment, may significantly reduce the
benefit as indicated in section 1, Financial
Adviser Fee Deduction Example.
• Withdrawals reduce the likelihood of lock in.
• Restrictions on Purchase Payments may limit
the benefit.
• Annuitizing the Contract will end the benefit.

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix F – Funds Available Under the ContractThe following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds' prospectuses, which may be amended from time to time and can be found online at www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Funds' past performance is not necessarily an indication of future performance.
Investment Objectives	Fund Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	4.28%	1.32%	0.77%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.70%	12.85%	5.55%	4.64%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.68%	16.81%	7.82%	5.95%
(1)The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.(2)This Variable Option is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see Risk Factors – Managed Volatility Variable Option Risk, or refer to the Variable Option’s prospectus for more information.
Prospectuses Available [Text Block]	The following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds' prospectuses, which may be amended from time to time and can be found online at www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Funds' past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Fund Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	4.28%	1.32%	0.77%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.70%	12.85%	5.55%	4.64%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.68%	16.81%	7.82%	5.95%

Portfolio Company Objective [Text Block]	Investment Objectives
Temporary Fee Reductions, Current Expenses [Text Block]	The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Allianz Index Advantage ADV | LiquidityRisksMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risks We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your total Index Option Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. (For more information on the withdrawal charge, see the Fee Tables and section 6, Expenses – Withdrawal Charge.) We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $10,000 allocated to an Index Option. If your Contract Value in the 5th year is $8,000 and you take a full withdrawal a 3% withdrawal charge applies. The total withdrawal charge would be $300 (3% of $10,000). As this is a full withdrawal, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,650. In addition, upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period for amounts withdrawn from the Index Options, including amounts previously withdrawn under the free withdrawal privilege. However, we do not apply withdrawal charges to amounts withdrawn from the Variable Options. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Index Option Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for prior withdrawals from the Variable Options, prior Penalty-Free Withdrawals, and Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.We only apply Credits to the Index Options once each Term on the Term End Date, rather than on a daily basis. In the interim, we calculate Index Option Values based on the Daily Adjustment for each Index Option with the Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy. The Index Protection Strategy Index Options and the Variable Options are not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10% or 20% Buffer, or -10% Floor that would have been available on the Term End Date, and losses could exceed the protection offered by the 10% or 20% Buffer, or -10% Floor. You will receive a Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.You can transfer Index Option Value to the Variable Options only on every sixth Index Anniversary, and you can transfer Index Option Value among the Index Options only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. Additionally, you can transfer assets out of a 3-year Index Option before the Term End Date only by executing a Performance Lock. Once an Index Option is locked, you can transfer assets out of it on the Index Anniversary that occurs on or immediately after the Lock Date. For a 3-year Term Index Option this means you can transfer out of the locked Index Option before the Term End Date only by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.
Allianz Index Advantage ADV | RisksofInvestinginSecuritiesMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in Securities Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the available Allocation Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Allocation Options are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Depending on your individual circumstances (e.g., your selected Index Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional. If you allocate Purchase Payments or transfer Contract Value to an Index Option, your returns depend on the performance of an Index although you are not directly invested in the Index. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, EURO STOXX 50® and iShares® MSCI Emerging Markets ETF are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities. S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies. Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). EURO STOXX 50®. EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone. The securities comprising EURO STOXX 50® are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty), and are significantly affected by the European markets and actions of the European Union.iShares® MSCI Emerging Markets ETF. The iShares® MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. The underlying index may include large-and mid-capitalization companies. iShares® MSCI Emerging Markets ETF is an exchange-traded fund. The performance of the iShares® MSCI Emerging Markets ETF may not replicate the performance of, and may underperform the underlying index. The price of the iShares® MSCI Emerging Markets ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI Emerging Markets ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Additional information about iShares® MSCI Emerging Markets ETF is available on the SEC’s website at www.sec.gov and copies of that information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: www.publicinfo@sec.gov. Please note that this information is not prepared by us and may be intended for shareholders of the ETF. You will not be a shareholder of the ETF by investing in an Index Option that is linked to the performance of the ETF. You may also request additional information about the ETF from our Service Center or your Financial Professional.
Allianz Index Advantage ADV | RiskofNegativeReturnsMember
Prospectus:
Principal Risk [Text Block]	Risk of Negative Returns The Variable Options do not provide any protection against loss of principal. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Variable Options and such losses could be significant.If you allocate Purchase Payments or transfer Contract Value to an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, negative Index Returns may cause Performance Credits to be either negative after application of the 10% or 20% Buffer, or negative down to the -10% Floor. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, and such losses could be significant. If you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Protection Strategy you can also lose principal and previous earnings if you do not receive the DPSC, or if the Contract fees and expenses are greater than the DPSC. The maximum potential negative Performance Credit for the Index Precision Strategy, and Index Performance Strategy is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; and if the Buffer is 20%, the maximum negative Performance Credit is -80%. The maximum potential negative Performance Credit for the Index Guard Strategy is the -10% Floor. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, a negative Daily Adjustment, or a deduction of Contract fees and expenses.The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date for each Index Option with the Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy. The Index Protection Strategy Index Options and the Variable Options are not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge and Charge Base for the product and rider fees. The Daily Adjustment can be less than the Precision Rate or Cap even if the current Index return during the Term is greater than the Precision Rate or Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. The Daily Adjustment is generally negatively affected by: • interest rate decreases,• dividend rate increases,• poor market performance, and• the expected volatility of Index prices. Increases in the expected volatility of Index prices negatively affect the Index Precision Strategy and Index Performance Strategy 1-year Term Index Options, while decreases in the expected volatility of Index prices negatively affect the Index Guard Strategy. For the Index Performance Strategy 3-year Term Index Options, increases in the expected volatility of Index prices can be positive when Caps are higher or if an Index Option is uncapped.The Daily Adjustment for 3-year Term Index Options may be more negatively impacted by changes to interest rates, dividend rates, market performance and the expected volatility of Index prices than 1-year Term Index Options because the longer Term length amplifies the impact of these market parameters on the expected Index Option Value at the Term End Date. For shorter Term lengths, there is more certainty in both the final Index Values and how Precision Rates, Caps, Buffers, and Floors determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment for these Index Options could result in losses greater than the protection provided by the 10% or 20% Buffer, or -10% Floor. In extreme circumstances, the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Precision Strategy and Index Performance Strategy; and -35% for the Index Guard Strategy. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or a deduction of Contract fees and expenses.
Allianz Index Advantage ADV | MANAGEDVOLATILITYVARIABLEOPTIONRISKMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Variable Option Risk As described in more detail in the Variable Options’ prospectuses, certain Variable Options affiliated with us employ a managed volatility strategy that is intended to reduce the Variable Option’s overall volatility and downside risk. A Variable Option’s managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Variable Option without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Variable Options that employ a managed volatility strategy are identified in Appendix F – Funds Available Under the Contract.
Allianz Index Advantage ADV | RisksAssociatedwithCalculationofCreditsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Calculation of CreditsWe calculate Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. If you allocate Purchase Payments or transfer Contract Value to the Index Options with Index Protection Strategy, positive returns are limited by the DPSCs. You are not subject, however, to potential negative Credits. The Precision Rates on the Index Precision Strategy Index Options, and the Caps on the Index Guard Strategy and Index Performance Strategy Index Options also limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index, or the Variable Options. For the Index Performance Strategy, we apply the Cap for the entire Term length; we do not apply the Cap annually on a 3-year Term Index Option.The Index Options do not directly participate in the returns of the Indexes or the Indexes’ component securities, and do not receive any dividends payable on these securities. Index returns would be higher if they included the dividends from the component securities. The past ten years of actual average of the annual Index returns without and with dividends would have been as follows:
January 1, 2014 through December 31, 2023
	S&P 500® Index	Nasdaq-100® Index	Russell 2000® Index	EURO STOXX 50®	iShares® MSCI Emerging Markets ETF
Returns without dividends	11.02%	19.57%	6.76%	4.60%	1.04%
Returns with dividends	13.09%	20.79%	8.19%	8.10%	3.22%
DPSCs, Precision Rates, and Caps may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to DPSCs, Precision Rates, and Caps may significantly affect the Credit you receive. For more information, see the “Risks Associated with Changes to Declared Protection Strategy Credits (DPSCs), Precision Rates, and Caps” discussion later in this section. The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.
Allianz Index Advantage ADV | RisksAssociatedwithPerformanceLocksMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Performance Locks If a Performance Lock is executed: • You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date.• You will not receive a Performance Credit on any locked Index Option on the Term End Date.• We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock or a target is reached.• If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so. We will not warn you if you execute a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.

Allianz Index Advantage ADV | SubstitutionofanIndexMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Substitution of an Index There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. If we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Credits. We may substitute a new Index for an existing Index if: • the Index is discontinued,• we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index, or• the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities.If we add or substitute an Index, we first seek any required regulatory approval from each applicable state insurance regulator and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term, we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term: • we do not change the Charge Base we use to calculate the product and rider fees, and• the Buffers, Floors, DPSCs, Precision Rates, and Caps for the substituted Index will apply to the new Index. We do notchange the Buffers, Floors, DPSCs, Precision Rates, or Caps that were in effect on the Term Start Date.Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, Floor, and minimum DPSC, Precision Rate, or Cap will not change. Changes to DPSCs, Precision Rates, and Caps associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal DPSCs, Precision Rates, and Caps associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. For any Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, the substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a normal transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date. The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index.
Allianz Index Advantage ADV | InvestmentinDerivativeHedgingInstrumentsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Investment in Derivative Hedging Instruments The Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index. At Contract issue, we invest a substantial majority of the initial Contract Value allocated to the Index Options in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal DPSCs, Precision Rates, and Caps for existing Contracts.Certain Variable Options may also invest in derivative securities. For more information on these investments, see the Variable Option prospectuses.
Allianz Index Advantage ADV | RisksofDeductingFinancialAdviserFeesfromtheContractMember
Prospectus:
Principal Risk [Text Block]	Risks of Deducting Financial Adviser Fees from the Contract If you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial advisers fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), are subject to income taxes (and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
Allianz Index Advantage ADV | OurFinancialStrengthandClaimesPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Our Financial Strength and Claims-Paying Ability We make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. We apply Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANA). Like our general account, the assets in Separate Account IANA are subject to our general business operation liabilities and the claims of our creditors, and are also subject to our financial strength and claims-paying ability. For more information on Separate Account IANA, see section 12, Other Information – Our Unregistered Separate Account.
Allianz Index Advantage ADV | RegulatoryProtectionsMember
Prospectus:
Principal Risk [Text Block]	Regulatory Protections Allianz Life is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life is not an investment adviser and so is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with your Contract. Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934. The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.
Allianz Index Advantage ADV | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract, including loss of principal and previous earnings.
Allianz Index Advantage ADV | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.• If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal from the Index Options (including financial adviser fees that you choose to have us pay from this Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals may reduce or end Contract guarantees.• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Credit. For Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy Index Options, we apply a Daily Adjustment if, before the Term End Date, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit Value by more than the value withdrawn and could end the Traditional Death Benefit.
Allianz Index Advantage ADV | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Options and the Index Options available under the Contract.• Each Variable Option and Index Option have their own unique risks.• You should review each Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
Principal Risk [Text Block]	Risks Associated with Changes to Declared Protection Strategy Credits (DPSCs), Precision Rates, and Caps
You can only transfer Index Option Value to a Variable Option on a sixth Index Anniversary.
The 10% and 20% Buffers, and -10% Floors for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer or Floor for it on the date we add the Index Option to your Contract. For a new Index Option, the minimum Buffer is 5% and the minimum Floor is -25%. Subject to their respective minimums, we establish the initial DPSCs, Precision Rates, and Caps for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month. You should be aware that, generally, initial DPSCs, Precision Rates, and Caps could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at www.allianzlife.com/RILAratesadv and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial DPSCs, Precision Rates, and Caps may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Contract Value less final product and rider fees and contract maintenance charge. On or before the Index Effective Date, the Daily Adjustment and withdrawal charge do not apply. You may review future rates at least seven calendar days before their effectiveness at www.allianzlife.com/RILAratesadv. You (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. We can change the renewal DPSCs, Precision Rates, and Caps for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current DPSCs, Precision Rates, and Caps are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value to the Index Options, or reallocate your Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options at the renewal DPSCs, Precision Rates, and Caps that we set on the next Term Start Date, or transferring to another permitted Allocation Option, subject to the limitations on transfers from an Index Option to the Variable Options. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at www.allianzlife.com/RILAratesadv. If you do not review renewal change information when it is published, or take no action to transfer to another permitted Allocation Option, you will remain allocated to your current Index Options and will automatically become subject to the renewal DPSCs, Precision Rates, and Caps until the next Term End Date. You risk the possibility that the renewal DPSCs, Precision Rates, and Caps you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal DPSCs, Precision Rates, and Caps for the next Term. Other than on a sixth Index Anniversary when you can transfer Index Option Value to the Variable Options, when your renewal rates change the only options available to you are to transfer Index Option Value between Index Options, or take a full withdrawal (which is subject to a withdrawal charge, taxes, and may be subject to tax penalties). Initial and renewal DPSCs, Precision Rates, and Caps may vary significantly depending upon a variety of factors, including: • market volatility,• our hedging strategies and investment performance,• the availability of hedging instruments,• the amount of money available to us through Contract fees and expenses to purchase hedging instruments,• your Index Effective Date,• the level of interest rates,• utilization of Contract benefits by Owners, and• our profitability goals.Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial and renewal DPSCs, Precision Rates, and Caps cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to DPSCs, Precision Rates, and Caps. Interest rates could increase. In a rising interest rate environment, increases in DPSCs, Precision Rates, and Caps, if any, may be substantially slower than increases in interest rates. We manage our obligation to provide Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal DPSCs, Precision Rates, and Caps to reflect these cost changes. The primary factor affecting the differences in the initial DPSCs, Precision Rates, and Caps for newly issued Contracts and renewal rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made, and are being held to maturity, for existing Contracts. In some instances, we may need to reduce initial and renewal DPSCs, Precision Rates, and Caps, or we may need to substitute an Index. You bear the risk that we may reduce DPSCs, Precision Rates, and Caps, which reduces your opportunity to receive positive Credits.
Allianz Index Advantage ADV | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength. More information about Allianz Life, including our financial strength ratings, is available upon request by visiting www.allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.
Allianz Index Advantage ADV | AZLGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with stability of principal
Portfolio Company Name [Text Block]	AZL® Government Money Market Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	0.77%
Allianz Index Advantage ADV | AZLMVPBalancedIndexStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation with preservation of capital as an important consideration
Portfolio Company Name [Text Block]	AZL® MVP Balanced Index Strategy Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Allianz Index Advantage ADV | AZLMVPGrowthIndexStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	AZL® MVP Growth Index Strategy Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Allianz Index Advantage ADV | FreeWithdrawalPrivilegeMember
Prospectus:
Name of Benefit [Text Block]	Free Withdrawal Privilege
Purpose of Benefit [Text Block]	Allows you to withdraw up to 10% of your total Purchase Payments from the Index Options each Contract Year without incurring a withdrawal charge.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available upon a full withdrawal.• Unused free withdrawal amounts not available in future years.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
Name of Benefit [Text Block]	Free Withdrawal Privilege
Allianz Index Advantage ADV | AutomaticInvestmentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Investment Plan (AIP)
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available to certain Qualified Contracts.• Payments must be on a monthly or quarterly basis.• Subject to applicable Purchase Payment restrictions.• We reserve the right to discontinue or modify the program.
Name of Benefit [Text Block]	Automatic Investment Plan (AIP)
Allianz Index Advantage ADV | OptionalReallocationProgramMember
Prospectus:
Name of Benefit [Text Block]	Optional Reallocation Program for the 1-year Term Index Options
Purpose of Benefit [Text Block]	Provides for automatic transfers among the 1-year Term Index Options to help you maintain your selected allocation percentages among these Index Options.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available if you select a 3-year Term Index Option.• We reserve the right to discontinue or modify the program.
Name of Benefit [Text Block]	Optional Reallocation Program for the 1-year Term Index Options
Allianz Index Advantage ADV | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to take automatic withdrawals from your Contract.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available while you are participating in minimum distribution program.• Program withdrawals may be monthly, quarterly, semi-annual or annual, unless you have less than $25,000 in Contract Value, in which case only annual withdrawals are available.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to withdrawal charges and income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• We reserve the right to discontinue or modify the program.Standard Benefits (No Additional Charge)Name of BenefitPurposeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Systematic Withdrawal Program
Allianz Index Advantage ADV | MinimumDistributionProgramMember
Prospectus:
Name of Benefit [Text Block]	Minimum Distribution Program
Purpose of Benefit [Text Block]	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Only available to IRA or SEP IRA Contracts.• Generally required for Inherited IRA and Inherited Roth IRA Contracts.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes.• Program withdrawals may be monthly, quarterly, semi-annual or annual, unless you have less than $25,000 in Contract Value, in which case only annual payments are available.• We reserve the right to discontinue or modify the program subject to the requirements of law.
Name of Benefit [Text Block]	Minimum Distribution Program
Allianz Index Advantage ADV | FinancialAdviserFeesMember
Prospectus:
Name of Benefit [Text Block]	FinancialAdviserFees
Purpose of Benefit [Text Block]	If you have a financial adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your Financial Professional or Financial Professional’s firm as instructed.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Financial adviser fees are in addition to the Contract’s fees and expenses.• Deductions for financial adviser fees are treated as withdrawals under the Contract.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to withdrawal charges, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• We reserve the right to discontinue or modify the program.• See section 1 for an example of how deduction of financial adviser fees impact the Contract.
Name of Benefit [Text Block]	FinancialAdviserFees
Allianz Index Advantage ADV | WaiverofWithdrawalChargeBenefitMember
Prospectus:
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if you become confined to a skilled nursing facility or hospital.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Confinement must begin after the first Contract Year, be for at least 90 consecutive days, and requires proof of stay.• Requires physician certification.• Not available if any Owner was confined to a skilled nursing facility or hospital on the Issue Date.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are not subject to withdrawal charges, but are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• State variations may apply.Standard Benefits (No Additional Charge)Name of BenefitPurposeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Allianz Index Advantage ADV | TraditionalDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Traditional Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is total Purchase Payments adjusted for withdrawals.An example of the death benefit provided by the Traditional Death Benefit is included in section 10, Death Benefit.An example of how deduction of financial adviser fees impact the death benefit is included in section 1.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Benefit only available during the Accumulation Phase.• Withdrawals, including any negative Daily Adjustments, may significantly reduce the benefit as indicated in section 1, Financial Adviser Fee Deduction Example.• Restrictions on Purchase Payments may limit the benefit.• Annuitizing the Contract will end the benefit.
Name of Benefit [Text Block]	Traditional Death Benefit
Operation of Benefit [Text Block]	10. Death Benefit“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.The Contract provides the Traditional Death Benefit, the standard death benefit, for no additional charge. If available, you can instead select the optional Maximum Anniversary Value Death Benefit at Contract issue for an additional rider fee if all Owners and the Annuitant are age 75 or younger. The Maximum Anniversary Value Death Benefit can only be added to a Contract at issue. The Maximum Anniversary Value Death Benefit cannot be less than the Traditional Death Benefit, but they may be equal. Please discuss this benefit’s appropriateness with your Financial Professional. The death benefit is the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is either total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge) if you select the Traditional Death Benefit, or the Maximum Anniversary Value if you select the Maximum Anniversary Value Death Benefit. The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices. If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. If a Beneficiary dies before you or the Designated Life, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate, or if the Owner is a non-individual, to the Owner. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, each Beneficiary receives an equal share. Each Beneficiary’s portion of the death benefit remains in the Allocation Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. If there is Variable Account Value in the AZL Government Money Market Fund subaccount awaiting transfer to the Index Options on the date of death, it remains there until the the next Index Anniversary. If an Index Anniversary occurs before we receive a Valid Claim, we will transfer that Beneficiary’s portion of the Variable Account Value destined for the Index Options based on the Purchase Payment default instructions that were in effect on the date of death. From the time we determine the death benefit until we make a complete distribution, any amount in the Allocation Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary, we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law. On the first death of a Determining Life during the Accumulation Phase, if your selected death benefit is in effect, your Beneficiary(ies) will receive the greater of the Contract Value or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is either total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge) if you select the Traditional Death Benefit, or the Maximum Anniversary Value if you select the Maximum Anniversary Value Death Benefit. For example, assume total Purchase Payments are $90,000, you take no withdrawals, the highest Contract Value on any Index Anniversary (the Maximum Anniversary Value) is $105,000, and the current Contract Value is $100,000. The death benefit for the Traditional Death Benefit is the $100,000 Contract Value, and for the Maximum Anniversary Value Death Benefit it is the $105,000 Maximum Anniversary Value. If the date we are determining the death benefit is not the Term End Date and you selected the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, the Contract Value reflects the Daily Adjustment. Withdrawals you take reduce your Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge), determined at the end of each Business Day. All withdrawals you take reduce the Guaranteed Death Benefit Value and Contract Value, even Penalty-Free Withdrawals, and financial adviser fees that you choose to have us pay from this Contract. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses. Deductions for Contract fees and expenses will, however, decrease the Contract Value by the dollar amount withdrawn and reduce the likelihood of receiving increases to the Maximum Anniversary Value. In addition, because the death benefit is the greater of Contract Value, or the Guaranteed Death Benefit Value, deductions we make for Contract fees and expenses may reduce the death benefit available to your Beneficiaries.Examples of the impact of withdrawals for financial adviser fees that you choose to have us pay from this Contract on the death benefit are included in section 1.What Happens Upon Death? If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation, we determine the Guaranteed Death Benefit Value at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the: • Guaranteed Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or• Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.In this instance, if the Beneficiary: − is a surviving spouse and chooses to continue the Contract;− selects death benefit payment Option B; or− selects death benefit payment Option C and takes payment over a period not extending beyond the Beneficiary’s life expectancy;we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater when we receive a Valid Claim.If you and the Determining Life (Lives) are different individuals and do not die simultaneously as defined by applicable state law or regulation, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date. • If a Determining Life dies before you, we do not pay a death benefit to the Beneficiary(ies), but we may increase the Contract Value if the Traditional Death Benefit or Maximum Anniversary Value Death Benefit are still in effect. At the end of the Business Day we receive due proof of a Determining Life’s death, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater, and your selected death benefit ends.• Upon your death, your Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.Upon the death of a Determining Life, if we increase the Contract Value to equal the Guaranteed Death Benefit Value, we allocate this increase to the Allocation Options according to the Purchase Payment default instructions. If the default instructions include Index Options, we hold those assets in the AZL Government Money Market Fund subaccount until the next Index Anniversary when we transfer them to the selected Index Options.The Traditional Death Benefit and Maximum Anniversary Value Death Benefit end upon the earliest of the following. • The Business Day before the Annuity Date.• The Business Day that the Guaranteed Death Benefit Value and Contract Value are both zero.• Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation.• Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously as defined by applicable state law or regulation.• Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.• The Business Day the Contract ends.
We base the Guaranteed Death Benefit Value on the first death of a Determining Life (or Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract:

• the Guaranteed Death Benefit Value is no longer available, and
• if you selected the Maximum Anniversary Value Death Benefit, we no longer assess its 0.20% rider fee.
Also, if you and the Determining Life (Lives) are different individuals and you die first, the Guaranteed Death Benefit Value is not available to your Beneficiary(ies).
Death of the Owner and/or Annuitant Appendix A to the Form N-4 SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different phases of the Contract.Death Benefit Payment Options During the Accumulation PhaseIf you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below.If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. However, spousal continuation is not available if this is an Inherited IRA, or Inherited Roth IRA. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For Qualified Contracts purchased through a qualified plan and non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater and available, and your selected death benefit ends. If the surviving spouse continues the Contract: • he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;• he or she is subject to any remaining withdrawal charge; and• upon the surviving spouse’s death, their Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.Death Benefit Payment Options The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 11, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual). Option A: Lump sum payment of the death benefit. Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Allocation Options and is subject to a transfer fee and the product fee. Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2, or 5. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Allocation Options and is subject to a transfer fee and the product fee. Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death. If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Code’s distribution at death rules, which are set forth in Section 72(s) of the Code. In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Code.
Allianz Index Advantage ADV | PerformanceLockMember
Prospectus:
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	Allows you to capture the current Index Option Value during the Term for an Index Option with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy. Can help eliminate doubt about future Index performance and possibly limit the impact of negative performance.A Performance Lock example is included in section 4, Valuing Your Contract — Performance Locks.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Available during the Accumulation Phase.• Not available with the Index Protection Strategy Index Options.• Performance Locks must be executed before the Term End Date.• If a Performance Lock is executed, the locked Index Option will no longer participate in Index performance (positive or negative) for the remainder of the Term, and will not receive a Performance Credit on the Term End Date.• You will not know your locked Index Option Value in advance.• The locked Index Option Value will reflect a Daily Adjustment.• If a Performance Lock is executed when Daily Adjustment has declined, it will lock in any loss.• A Performance Lock can be executed only once each Term for each Index Option.• Cannot execute a Performance Lock for only a portion of the Index Option Value.• Deductions (e.g. withdrawals, fees) decrease the locked Index Option Value.• Cannot transfer locked Index Option Value until the next Index Anniversary that occurs on or immediately after the Lock Date.• We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so.• We will not warn you if you execute a Performance Lock at a sub-optimal time.• We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.
Name of Benefit [Text Block]	Performance Lock
Allianz Index Advantage ADV | MaximumAnniversaryValueDeathBenefitallexcNYMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is the Maximum Anniversary Value.An example of the death benefit provided by the Maximum Anniversary Value Death Benefit, and calculation of the Maximum Anniversary Value is included in section 10, Death Benefit.An example of how deduction of financial adviser fees impact the death benefit is included in section 1.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	• Must be age 75 or younger to elect.• Can only be added to a Contract at issue.• Replaces the Traditional Death Benefit if elected.• Benefit cannot be removed from the Contract.• Only available during the Accumulation Phase.• Withdrawals, including any negative Daily Adjustment, may significantly reduce the benefit as indicated in section 1, Financial Adviser Fee Deduction Example.• Withdrawals reduce the likelihood of lock in.• Restrictions on Purchase Payments may limit the benefit.• Annuitizing the Contract will end the benefit.
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Operation of Benefit [Text Block]	Maximum Anniversary Value The Maximum Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. At the end of each Business Day, we adjust the Maximum Anniversary Value as follows. • We increase it by the dollar amount of any additional Purchase Payments.• We reduce it by the percentage of any Contract Value you withdraw (including any withdrawal charge).If the Index Effective Date occurs after the Issue Date, the Maximum Anniversary Value on the Index Effective Date is calculated in the same way as on an Index Anniversary. On each Index Anniversary before the end date (or on the next Business Day if the Index Anniversary is not on a Business Day) the Maximum Anniversary Value is equal to the greater of: • its current value after processing any additional Purchase Payments, or withdrawals you take (including any withdrawal charge), or• the Contract Value determined at the end of the Business Day after we process all daily transactions including Credits, any additional Purchase Payments, withdrawals you take including any withdrawal charges, and deductions we make for other Contract fees and expenses. Contract Value reflects the Daily Adjustment for a 3-year Term Index Option for which this anniversary is not a Term End Date. Negative Index Option performance, withdrawals you take, and deductions we make for Contract fees or expenses decrease the Contract Value and reduce the likelihood of receiving increases to the Maximum Anniversary Value.On and after the end date, we no longer make this comparison and we no longer capture any annual investment gains in the Maximum Anniversary Value. The end date occurs on the earliest of: • the older Determining Life’s 91st birthday, or• the end of the Business Day we receive the first Valid Claim from any one Beneficiary.Example
	Contract Value	Maximum Anniversary Value
Issue Date	$ 100,000	$ 100,000
1st Index Anniversary	$ 110,000	$ 110,000
2nd Index Anniversary	$ 95,000	$ 110,000
3rd Index Anniversary	$ 105,000	$ 110,000
4th Index Anniversary	$ 120,000	$ 120,000
• On the Issue Date the Maximum Anniversary Value is equal to the initial Purchase Payment of $100,000.• On the 1st Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $110,000.• On the 2nd and 3rd Index Anniversaries the Contract Value is less than the Maximum Anniversary Value, so we neither increase nor decrease the Maximum Anniversary Value. The Maximum Anniversary Value will stay at $110,000 until the Contract Value on an Index Anniversary is greater than this amount or you make an additional Purchase Payment (either of which will increase the Maximum Anniversary Value), or you take a withdrawal (which will decrease the Maximum Anniversary Value).• On the 4th Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $120,000.